Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Schedule of amount of common and preferred shares

		Supervoting	Ordinary
	Common shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2020, as adjusted	130,596,327	24,413,065	—	155,009,392
Issued shares – convertible loans	19,156,185	—	—	19,156,185
Issued shares – capital increase	23,261,694	—	—	23,261,694
Issued as of December 31, 2020, as adjusted	173,014,206	24,413,065	—	197,427,271
Treasury shares – share buy-back	(205,704)	—	—	(205,704)
Outstanding as of December 31, 2020, as adjusted	172,808,502	24,413,065	—	197,221,567

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2021	173,014,206	24,413,065	—	197,427,271
Issued shares – convertible loans	20,533,259	—	—	20,533,259
Reorganization as of September 14, 2021	22,697,450	—	—	22,697,450
Treasury shares Lilium GmbH not exchanged into Lilium N.V. shares	—	—	—	—
Capital increase 2021 PIPE	45,000,000	—	—	45,000,000
Issued as of December 31, 2021	261,244,915	24,413,065	—	285,657,980
Treasury shares	(375,000)	—	—	(375,000)
Treasury shares (due to consolidation)	(879,691)	—	—	(879,691)
Outstanding as of December 31, 2021	259,990,224	24,413,065	—	284,403,289

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2022	261,244,915	24,413,065	—	285,657,980
Issued shares for share-based payment awards exercised	10,857,264	—	—	10,857,264
Warrants exercised	10	—	—	10
Issued shares – ELOC	5,618,697	—	—	5,618,697
Capital increase RDO & 2022 PIPE	91,524,935	—	—	91,524,935
Conversion of Class B Shares	525,000	(525,000)	525,000	525,000
Repurchase of Class B Shares	50,000	—	—	50,000
Issued as of December 31, 2022	369,820,821	23,888,065	525,000	394,233,886
Treasury shares	—	(425,000)	(525,000)	(950,000)
Outstanding as of December 31, 2022	369,820,821	23,463,065	—	393,283,886

Schedule of movement of treasury shares

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2021	205,704	—	—	205,704
Treasury shares of Lilium GmbH not exchanged into Lilium N.V. shares	(205,704)	—	—	(205,704)
Treasury shares acquired upon Reorganization	375,000	—	—	375,000
Treasury shares from consolidation of Stichting JSOP	879,691	—	—	879,691
At December 31, 2021	1,254,691	—	—	1,254,691
Repurchase of Class B shares for Class A shares held in treasury	(375,000)	375,000	—	—
Repurchase of Class B shares for newly issued Class A shares	—	50,000	—	50,000
Conversion of Class B shares	—	—	525,000	525,000
Treasury shares sold by Stichting JSOP	(879,691)	—	—	(879,691)
At December 31, 2022	—	425,000	525,000	950,000